UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10145

                              BAILLIE GIFFORD FUNDS
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                1 GREENSIDE ROW, EDINBURGH, SCOTLAND, UK, EH1 3AN
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Angus N G Macdonald
                1 GREENSIDE ROW, EDINBURGH, SCOTLAND, UK, EH1 3AN
              ----------------------------------------------------
                     (Name and address of agent for service)

     Registrant's telephone number, including area code: 011-44-131-275-2000

                      Date of fiscal year end: DECEMBER 31

                   Date of reporting period: DECEMBER 31, 2005


The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1. REPORTS TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

BAILLIE GIFFORD
EMERGING MARKETS FUND
Annual Report
December 31, 2005

INDEX

BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                                     PAGE NUMBER

MANAGEMENT DISCUSSION                                                     1

FUND EXPENSES                                                           2 - 3

EMERGING MARKETS FUND

         Portfolio of Investments                                       4 - 6

         Industry Diversification Table                                   7

         Statement of Assets and Liabilities                              8

         Statement of Operations                                          9

         Statements of Changes in Net Assets                              10

         Financial Highlights

                  Selected Data for Class II                              11

                  Selected Data for Class III                             12

         Notes to Financial Statements                                  13 - 18
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                   19

SUPPLEMENTAL INFORMATION                                                20 - 21

                              MANAGEMENT DISCUSSION
                      BAILLIE GIFFORD EMERGING MARKETS FUND


HOW DID THE FUND PERFORM?

The year saw an increase of 34.6% in the MSCI EM Index. The fund outperformed the MSCI EM Index over the year to 12/31/2005. The absolute return in the Emerging Markets was strong as these countries profited from continued strong demand from China, the resulting surges in commodity prices and the oil bubble spreading out from the Middle East and Russia. The strongest sectors in the Index were the Energy, Utilities and Consumer Staples sectors, largely attributable to South Africa and South America. Asian asset plays performed well as economies in this region profited from the rapid emergence of China as a global economic stimulator. Central European countries like Czech Republic also showed continued strength as they continued preparing to join the Euro.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

The fund strongly outperformed the MSCI EM Index over the year. The main strength in relative performance came from stock selection. This was particularly positive in South Korea through ownership of Samsung Heavy and Meritz Fire and Marine. In Taiwan the fund benefited from ownership of Hanwha Corporation, a large chemicals company. Furthermore, in Europe, the fund benefited from owning Garanti Bankasi which was a strong play on the development of the developing European financial sector. The detractors from performance were the fund's underweights in Samsung Electronics and Kookmin Bank in Korea. Further to the above factors, the fund was helped by the strength in Industrials and Energy sectors as China continued to stimulate demand in 2005.


DESCRIBE THE INVESTMENT STRATEGIES YOU USED TO MANAGE THE FUND.

Baillie Gifford are growth managers with a bottom up approach to stock picking. We look for companies with the ability to generate sustainable earnings growth. In determining the potential of a company, we pay particular attention to competitive advantage, management attitudes, financial strength and the industry background that a company operates in. We regularly meet the management of the companies within our investment universe and regularly revisit the investment case for the companies within the portfolio to ensure that our expectations are being met.

FUND EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include purchase premiums and redemption fees and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000,000 (the minimum investment requirement) invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000,000 (for example, an $8,600,000 account value divided by $1,000,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 ANNUALIZED        EXPENSES PAID
                                                              BEGINNING          ENDING        EXPENSE RATIO           DURING
                                                               ACCOUNT           ACCOUNT      BASED ON PERIOD          PERIOD
                                                                VALUE             VALUE         07/01/05 TO         07/01/05 TO
                                                               07/01/05         12/31/05          12/31/05            12/31/05
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EMERGING MARKETS FUND - CLASS II
     Actual                                                 $1,000,000.00     $1,249,717.35        1.13%             $6,394.34
     Hypothetical (5% return before expenses)               $1,000,000.00     $1,019,520.91        1.13%             $5,740.06
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EMERGING MARKETS FUND - CLASS III
     Actual                                                 $1,000,000.00     $1,250,801.42        0.97%             $5,502.45
     Hypothetical (5% return before expenses)               $1,000,000.00     $1,020,316.16        0.97%             $4,938.99
------------------------------------------------------------------------------------------------------------------------------------

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 12/31/05. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited collect at 011-44-131-275-2000 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Information   regarding  how  the  Fund  voted  proxies  relating  to  portfolio securities during the most recent 12-month period ended June 30 is also available upon request by calling Baillie Gifford Overseas Limited collect at 011-44-131-275-2000 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may also be viewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

PORTFOLIO OF INVESTMENTS
                                                      BAILLIE GIFFORD EMERGING
DECEMBER 31, 2005                                            MARKETS FUND
--------------------------------------------------------------------------------
COMPANY                                                 SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 107.0%
BRAZIL - 6.6%
Companhia Vale do Rio Doce ADR                           65,600    $  2,698,784
Petroleo Brasileiro SA ADR (a)                           94,500       6,735,015
Tele Norte Leste Participacoes SA ADR                    66,700       1,195,264
                                                                   ------------
                                                                     10,629,063
                                                                   ------------
CHILE - 0.7%
Banco Santander Chile SA ADR                             23,400       1,043,640
                                                                   ------------
CHINA - 3.6%
China Telecom Corp., Ltd., Class H                    4,610,000       1,694,514
CNOOC Ltd.                                            2,840,000       1,922,990
PetroChina Co., Ltd., Class H                         2,590,000       2,121,157
                                                                   ------------
                                                                      5,738,661
                                                                   ------------
EGYPT - 1.6%
Orascom Telecom Holding SAE GDR                          50,393       2,647,789
                                                                   ------------
HUNGARY - 1.2%
OTP Bank Rt                                              57,000       1,855,503
                                                                   ------------
INDIA - 5.2%
HDFC Bank Ltd. ADR                                       34,300       1,745,870
Infosys Technologies Ltd. ADR                            45,500       3,679,130
Reliance Industries Ltd. GDR                             74,600       2,949,028
                                                                   ------------
                                                                      8,374,028
                                                                   ------------
INDONESIA - 3.4%
Bumi Resources Tbk PT                                 5,854,500         452,177
PT Bank Rakyat Indonesia                              6,685,500       2,055,248
PT Telekomunikasi Indonesia Tbk                       4,830,000       2,896,037
                                                                   ------------
                                                                      5,403,462
                                                                   ------------
IRELAND - 0.4%
                                                                   ------------
Kenmare Resources Plc. (a)                            1,000,000         669,532
                                                                   ------------
ISRAEL - 5.2%
Bank Hapoalim Ltd.                                      490,000       2,275,580
Check Point Software Technologies Ltd. (a)              114,000       2,291,400
Makhteshim-Agan Industries Ltd.                         288,125       1,662,254
                                                                   ------------
Teva Pharmaceutical Industries Ltd. ADR                  50,600       2,176,306
                                                                   ------------
                                                                      8,405,540
                                                                   ------------
MALAYSIA - 4.5%
Astro All Asia Networks Plc                             992,000       1,377,960
IOI Corp. Berhad                                        573,400       1,881,244
Malakoff Berhad                                         378,000         820,108
PLUS Expressways Berhad                                 950,000         769,149
SP Setia Berhad                                         870,000         750,417
Telekom Malaysia Berhad                                 665,000       1,680,315
                                                                   ------------
                                                                      7,279,193
                                                                   ------------


The accompanying notes are an integral part of the financial statements.  Page 4

PORTFOLIO OF INVESTMENTS
                                                      BAILLIE GIFFORD EMERGING
DECEMBER 31, 2005                                            MARKETS FUND
--------------------------------------------------------------------------------
COMPANY                                                 SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

MEXICO - 7.5%
America Movil SA de CV, Series L ADR                    118,200    $  3,458,532
America Telecom, SA de CV, Class A-1 (a)                414,000       2,012,080
Consorcio ARA SA de CV                                  290,000       1,267,667
Empresas ICA SA de CV (a)                                86,516         211,458
Grupo Aeroportuario del Sureste SA de CV ADR             22,583         730,334
Grupo Financiero Banorte SA de CV, Class O            1,152,000       2,384,647
WalMart de Mexico SA de CV, Series V                    349,640       1,939,222
                                                                   ------------
                                                                     12,003,940
                                                                   ------------
POLAND - 0.5%
Agora SA                                                 39,500         836,710
                                                                   ------------
RUSSIA - 6.5%
AFK Sistema GDR 144A*                                    85,000       1,997,500
AO VimpelCom ADR (a)                                     37,000       1,636,510
Gazprom ADR                                              17,800       1,276,260
LUKOIL ADR                                               80,084       4,764,998
Peter Hambro Mining Plc. (a)                             46,500         736,821
                                                                   ------------
                                                                     10,412,089
                                                                   ------------
SOUTH AFRICA - 12.1%
Anglo American Platinum Corp., Ltd.                      33,200       2,392,180
Edgars Consolidated Stores Ltd.                         154,000         853,708
Imperial Holdings Ltd. (a)                               94,368       2,091,942
Lonmin Plc                                               57,000       1,578,397
Massmart Holdings Ltd.                                  120,456         980,931
Naspers Ltd., Class N                                   107,000       1,889,644
Sasol Ltd.                                              148,000       5,285,298
Standard Bank Group Ltd.                                223,000       2,665,452
Telkom South Africa Ltd.                                 81,500       1,731,514
                                                                   ------------
                                                                     19,469,066
                                                                   ------------
SOUTH KOREA - 26.8%
Cheil Communications, Inc.                                6,500       1,417,866
Daekyo Co., Ltd.                                         11,500         896,473
Daewoo Shipbuilding & Marine Engineering Co., Ltd.       90,000       2,452,886
GS Holdings Corp.                                        97,500       2,271,479
Hanwha Corp.                                            165,020       5,550,458
Hyundai Development Co.                                  33,430       1,514,660
LG Corp.                                                116,500       3,641,886
Meritz Fire & Marine Insurance Co., Ltd.                 52,100       2,721,353
S1 Corp.                                                 43,200       1,871,850
Samsung Corp.                                           264,200       5,645,467
Samsung Fire & Marine Insurance Co., Ltd.                32,100       4,064,698
Samsung Heavy Industries Co., Ltd.                      280,000       4,916,654
Woongjin Coway Co., Ltd.                                122,000       2,890,538
Yuhan Corp.                                              17,324       3,119,193
                                                                   ------------
                                                                     42,975,461
                                                                   ------------
TAIWAN - 11.4%
CTCI Corp.                                              779,135         326,191
Far Eastern Department Stores Ltd.                    2,824,500       1,677,001
High Tech Computer Corp.                                175,000       3,282,282
Hon Hai Precision Industry Co., Ltd.                    972,539       5,330,117
Shin Kong Financial Holding Co., Ltd.                 1,537,998       1,196,476
SinoPac Holdings Corp.                                3,616,891       1,745,508
Taiwan Fertilizer Co., Ltd.                           2,100,000       2,445,727
Taiwan Semiconductor Manufacturing Co., Ltd.          1,227,000       2,334,972
                                                                   ------------
                                                                     18,338,274
                                                                   ------------


The accompanying notes are an integral part of the financial statements.  Page 5

PORTFOLIO OF INVESTMENTS
                                                      BAILLIE GIFFORD EMERGING
DECEMBER 31, 2005                                            MARKETS FUND
--------------------------------------------------------------------------------
COMPANY                                                 SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

THAILAND - 5.4%
Advanced Info Service PCL NVDR                        1,026,000    $  2,702,634
Bangkok Bank PCL NVDR                                   905,000       2,317,683
PTT Exploration & Production PCL NVDR                   228,000       2,624,780
TISCO Finance PCL NVDR                                1,485,000       1,005,091
                                                                   ------------
                                                                      8,650,188
                                                                   ------------
TURKEY - 4.4%
BIM Birlesik Magazalar AS (a)                            44,000       1,090,640
Dogan Yayin Holdings AS (a)                             350,276       1,386,590
Turkiye Garanti Bankasi AS (a)                        1,036,413       3,757,620
Turkiye Vakiflar Bankasi TAO, Class D (a)               163,500         864,983
                                                                   ------------
                                                                      7,099,833
                                                                   ------------
TOTAL COMMON STOCKS
      (cost $106,726,798)                                           171,831,972
                                                                   ------------
PREFERRED STOCKS - 6.1%
Brazil -- 6.1%
AES Tiete SA                                         55,400,000       1,207,390
Companhia Vale do Rio Doce ADR                           45,000       1,631,250
Itausa - Investimentos Itau SA (a)                    1,511,566       4,789,376
Net Servicos de Comunicacao SA (a)                    4,786,358       2,192,851
                                                                   ------------
TOTAL PREFERRED STOCKS
      (cost $6,313,864)                                               9,820,867
                                                                   ------------
TOTAL INVESTMENTS - 113.1%
      (cost $113,040,662)                                           181,652,839
Liabilities in excess of other assets - 13.1                        (21,107,607)
                                                                   ------------
NET ASSETS - 100%                                                  $160,545,232
                                                                   ============

(a)    Non-income producing security.
ADR  - American Depositary Receipt.
GDR  - Global Depositary Receipt.
NVDR - Non Voting Depositary Receipt.
PCL  - Public Company Limited.

* Securities are exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange, therefore, fair valuing not required.


The accompanying notes are an integral part of the financial statements.  Page 6

INDUSTRY DIVERSIFICATION TABLE
                                                       BAILLIE GIFFORD EMERGING
DECEMBER 31, 2005                                            MARKETS FUND
--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                    U.S. $ VALUE     NET ASSETS
--------------------------------------------------------------------------------
Banks                                              $  23,716,825          14.8%
Chemicals                                              7,057,009           4.4
Construction & Building Materials                      2,993,785           1.9
Diversified Financial Services                         1,196,476           0.7
Diversified Industrials                               21,719,129          13.5
Electronic & Electrical Equipment                      7,665,089           4.8
Engineering - General                                  2,779,077           1.7
Engineering & Machinery                                4,916,654           3.1
Food Producers & Processors                            2,971,884           1.9
Information Technology Hardware                        3,282,282           2.0
Insurance                                              6,786,051           4.2
Media & Photography                                    9,998,094           6.2
Mining & Metals                                       10,159,141           6.3
Oil & Gas                                             27,001,977          16.8
Pharmaceuticals                                        5,295,499           3.3
Real Estate                                              750,417           0.5
Retailers-General                                      5,450,862           3.4
Support Services                                       7,842,380           4.9
Telecommunication Services                            23,652,689          14.7
Transportation                                         1,499,483           0.9
Utilities                                              2,027,498           1.3
Water Treatment Systems                                2,890,538           1.8
                                                   -------------         -----

Total Value of Investments                           181,652,839         113.1%
Liabilities in excess of other assets                (21,107,607)        (13.1)%
                                                   -------------         -----
Net Assets                                         $ 160,545,232         100.0%
                                                   =============         =====


The accompanying notes are an integral part of the financial statements.  Page 7


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005                                               BAILLIE GIFFORD EMERGING MARKETS FUND
-----------------------------------------------------------------------------------------------------

ASSETS
       Investments, at value (cost $113,040,662)                                        $ 181,652,839
       Cash                                                                                   806,937
       Foreign cash, at value (cost $1,011,717)                                             1,037,844
       Dividends and interest receivable                                                      422,480
       Tax reclaims receivable                                                                  2,908
       Other assets                                                                            39,484
                                                                                        -------------

       Total Assets                                                                       183,962,492
                                                                                        -------------

LIABILITIES
       Capital gain distributions payable                                                  20,778,828
       Dividends payable                                                                    2,128,538
       Advisory fee payable                                                                   210,397
       Servicing fee payable                                                                   55,338
       Accrued expenses                                                                       244,159
                                                                                        -------------

       Total Liabilities                                                                   23,417,260
                                                                                        -------------

NET ASSETS                                                                              $ 160,545,232
                                                                                        =============


COMPOSITION OF NET ASSETS
       Paid-in capital                                                                  $  89,450,464
       Distributions in excess of net investment income                                      (837,377)
       Accumulated net realized gain on investments and foreign currency transactions       3,292,844
       Net unrealized appreciation in value of investments and foreign currencies          68,639,301
                                                                                        -------------
                                                                                        $ 160,545,232
                                                                                        =============


NET ASSET VALUE, PER SHARE

       CLASS II ($33,294,212 / 1,687,658 shares outstanding)                            $       19.73
                                                                                        =============

       CLASS III ($127,251,020 / 6,434,008 shares outstanding)                          $       19.78
                                                                                        =============


The accompanying notes are an integral part of the financial statements.  Page 8


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005                              BAILLIE GIFFORD EMERGING MARKETS FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
       Dividends (net of foreign withholding taxes of $470,717)                            $  4,108,665
       Interest                                                                                  53,544
                                                                                           ------------
          TOTAL INVESTMENT INCOME                                                             4,162,209
                                                                                           ------------
EXPENSES
       Advisory fee (Note B)                                                                    840,325
       Shareholder servicing fee - Class III Shares (Note B)                                    136,665
                                   Class II Shares                                               72,516
       Custody                                                                                  167,199
       Legal                                                                                    134,740
       Fund Accounting                                                                          110,115
       Professional fees                                                                         45,598
       Trustees' fees                                                                            24,379
       Insurance                                                                                 13,585
       Transfer Agency                                                                           10,995
       Miscellaneous                                                                             57,717
                                                                                           ------------
       TOTAL EXPENSES                                                                         1,613,834
                                                                                           ------------
          NET INVESTMENT INCOME                                                               2,548,375
                                                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
       Net realized gain (loss) from:
            Investments                                                                      24,192,014
            Foreign currency transactions                                                      (417,782)
                                                                                           ------------
                                                                                             23,774,232
                                                                                           ------------
       Net increase in unrealized appreciation on:
            Investments                                                                      31,892,473
            Translation of assets and liabilities in foreign currencies                          13,446
                                                                                           ------------
                                                                                             31,905,919
                                                                                           ------------
       Net realized and unrealized gain on investments and foreign currency transactions     55,680,151
                                                                                           ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                 $ 58,228,526
                                                                                           ============


The accompanying notes are an integral part of the financial statements.  Page 9


STATEMENTS OF CHANGES IN NET ASSETS                                   BAILLIE GIFFORD EMERGING MARKETS FUND
-----------------------------------------------------------------------------------------------------------

                                                                                  FOR THE          FOR THE
                                                                                 YEAR ENDED       YEAR ENDED
                                                                                DECEMBER 31,     DECEMBER 31,
                                                                                    2005             2004
                                                                              --------------   --------------
INCREASE IN NET ASSETS FROM OPERATIONS
       Net investment income                                                  $   2,548,375    $   1,840,004
       Net realized gain from investments and foreign currency transactions      23,774,232       16,518,232
       Net increase in unrealized appreciation on investments and
            translation of assets and liabilities in foreign currencies          31,905,919       13,545,389
                                                                              -------------    -------------
       Net increase in net assets from operations                                58,228,526       31,903,625
                                                                              -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income:
            Class II                                                               (571,478)      (1,322,592)
            Class III                                                            (2,287,197)      (4,884,402)
       Capital gains:
            Class II                                                             (5,274,883)      (1,809,034)
            Class III                                                           (20,925,433)      (8,896,033)
                                                                              -------------    -------------

       TOTAL DIVIDENDS AND DISTRIBUTIONS                                        (29,058,991)     (16,912,061)
                                                                              -------------    -------------

TRANSACTIONS  IN  SHARES  OF  BENEFICIAL INTEREST
       Net  proceeds  from  shares subscribed:
            Class II                                                              1,995,000       27,562,277
            Class III                                                                    --       14,629,424
       Purchase premium:
            Class II                                                                 14,923           17,449
            Class III                                                                57,746           87,747
       Dividends and distributions reinvested:
            Class II                                                              3,228,659          998,699
            Class III                                                            15,544,685        8,111,524
       Cost of shares redeemed:
            Class II                                                                     --      (10,000,000)
            Class III                                                           (27,067,669)              --
                                                                              -------------    -------------
       INCREASE (DECREASE) IN NET ASSETS FROM TRANSACTIONS IN SHARES OF
            BENEFICIAL INTEREST                                                  (6,226,656)      41,407,120
                                                                              -------------    -------------

       TOTAL INCREASE IN NET ASSETS                                              22,942,879       56,398,684

NET ASSETS
       Beginning of year                                                        137,602,353       81,203,669
                                                                              -------------    -------------
       End of year (distibutions in excess of net investment income of        $ 160,545,232    $ 137,602,353
         $837,377 and $191,481, respectively)                                 =============    =============


The accompanying notes are an integral part of the financial statements. Page 10

FINANCIAL HIGHLIGHTS                       BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR CLASS II SHARES OUTSTANDING:

                                                                                 FOR THE
                                                                             PERIOD JUNE 21,
                                                              FOR THE          2004 (a)
                                                             YEAR ENDED          THROUGH
                                                            DECEMBER 31,       DECEMBER 31,
                                                               2005(C)            2004
                                                           -------------    ----------------
Net asset value, beginning of period                       $       16.60    $          14.36
                                                           -------------    ----------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                               0.28                0.11
Net realized and unrealized gain
     on investments and foreign
     currency transactions                                          6.33                4.17
                                                           -------------    ----------------
Net increase in net asset
     value from investment operations                               6.61                4.28
                                                           -------------    ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                               (0.34)              (0.75)
Taxable distributions in excess of net investment income
       and net realized gain on investments                        (3.14)              (1.29)
                                                           -------------    ----------------
       Total Dividends and Distributions                           (3.48)              (2.04)
                                                           -------------    ----------------
Net asset value, end of period                             $       19.73    $          16.60
                                                           =============    ================

TOTAL RETURN
Total investment return based on net
     asset value (b)                                               40.20%           30.36%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
     (000's omitted)                                       $      33,294    $      23,251
Ratio of net expenses to average net
     assets                                                         1.11%            0.84%*
Ratio of net investment income
      to average net assets                                         1.37%            1.36%*
Portfolio turnover rate                                               48%              80%

*     Annualized.
(a)   Commencement of investment operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c)   Calculated based upon average shares outstanding during the year.


The accompanying notes are an integral part of the financial statements. Page 11

FINANCIAL HIGHLIGHTS                       BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR CLASS III SHARES OUTSTANDING:

                                                                                              FOR THE
                                                                                           PERIOD JUNE 21,
                                                              FOR THE         FOR THE           2003 (A)
                                                             YEAR ENDED      YEAR ENDED        THROUGH
                                                            DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                               2005(C)         2004             2003
                                                           --------------  --------------  ---------------
Net asset value, beginning of period                       $        16.61  $        15.03  $         10.00
                                                           --------------  --------------  ---------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                0.30            0.26             0.10
Net realized and unrealized gain
     on investments and foreign
     currency transactions                                           6.36            3.36             5.82
                                                           --------------  --------------  ---------------
Net increase in net asset value
    from investment operations                                       6.66            3.62             5.92
                                                           --------------  --------------  ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                                (0.34)          (0.75)           (0.10)
Taxable distributions in excess of net investment income
       and net realized gain on investments                         (3.15)          (1.29)           (0.79)
                                                           --------------  --------------  ---------------
       Total Dividends and Distributions                            (3.49)          (2.04)           (0.89)
                                                           --------------  --------------  ---------------
Net asset value, end of period                             $        19.78  $        16.61  $         15.03
                                                           ==============  ==============  ===============

TOTAL RETURN
Total investment return based on net
     asset value (b)                                                40.47%          24.62%         59.22%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
     (000's omitted)                                       $      127,251  $      114,351  $      81,204
Ratio of net expenses to average net
     assets                                                          0.96%           0.77%          1.11%*
Ratio of net investment income
      to average net assets                                          1.61%           1.67%          1.06%*
Portfolio turnover rate                                                48%             80%            68%

*     Annualized.
(a)   Commencement of investment operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c)   Calculated based upon average shares outstanding during the year.


The accompanying notes are an integral part of the financial statements. Page 12

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

NOTE A -- ORGANIZATION AND ACCOUNTING POLICIES

         The Baillie Gifford Emerging Markets Fund (the "Fund") is a series of Baillie Gifford Funds (the "Trust"). The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Amended and Restated Agreement and Declaration of Trust dated August 17, 2001. The Fund offers three classes of shares, Class I, Class II and Class III shares (unlimited number of shares authorized, without par value). At December 31, 2005, shares issued and outstanding for the Fund were of Class II and Class III shares.

         The financial statements of the Fund have been prepared in conformity with U.S. generally accepted accounting principles. Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Fund and disclosure of contingent assets and liabilities for the Fund at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Fund during the reporting period. Actual results could differ from those estimates.

         Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

         The following is a summary of significant accounting policies followed by the Fund.

VALUATION OF INVESTMENTS

         Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or, on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean between the last bid and asked price. Other securities for which current market quotations are not readily available, and all other assets are taken at fair value as determined in good faith by the Board of Trustees or Baillie Gifford Overseas Limited (the "Manager"), pursuant to procedures adopted by the Trustees. The actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

         Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees or the Manager, pursuant to procedures adopted by the Trustees.

         The Fund invests in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in the foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign securities markets and issuers.

         Repurchase agreements are carried at cost, which approximates market value (See Note D).

FOREIGN CURRENCY TRANSLATION

         The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the rate of exchange to determine the value of investments, assets and liabilities. For the Fund, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

         Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS

         The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Fund. When forward contracts are closed, the Fund records realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions. At December 31, 2005, the Fund did not have any forward foreign currency contracts outstanding.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

         The securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

FEDERAL TAXES

         The Trust intends to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended, and as such will not be subject to federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Fund's shareholders. Therefore, no federal income tax provision is required.

         Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

         The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with federal income tax regulations. Dividends and distributions payable will be paid in 2006.

         The Fund generated a post-October net currency loss of $14,097.

         At December 31, 2005, the components of accumulated earnings (loss) on a tax basis were as follows:

------------------------ ------------------ ------------------------- --------------------- -----------------------
                                                                      Net Unrealized
                         Undistributed      Undistributed Net         Appreciation on       Total
                         Net Investment     Realized Capital Gains    Investments and       Accumulated Earnings
Fund                     Income             (Losses)                  Foreign Currencies    (loss)
------------------------ ------------------ ------------------------- --------------------- -----------------------
Emerging Markets                  $288,491                $3,011,286           $67,794,991             $71,094,768

------------------------ ------------------ ------------------------- --------------------- -----------------------

         The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statement of assets and liabilities are primarily due to the tax treatment of passive foreign investment companies and wash sales.

         For the year ended December 31, 2005, the following reclassifications have been made on the statement of assets and liabilities as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus U.S. generally accepted accounting principles, such as the treatment of foreign currency gains and losses and the redesignation of dividends:

------------------------------------- --------------------- -------------------
                                                            Accumulated Net
                                                            Realized Capital
                                                            Gains (Losses) on
                                      Undistributed Net     investments and
Fund                                  Investment Income     foreign currencies
------------------------------------- --------------------- -------------------
Emerging Markets                                $(335,596)            $335,596

------------------------------------- --------------------- -------------------

         For the years ended December 31, 2005 and December 31, 2004, the tax character of the dividends paid, as reflected in the statements of changes in net assets were:

------------------------------------ ----------------------------------- ----------------------------------

Fund                                          Ordinary Income                 Long-Term Capital Gains
------------------------------------ ----------------- ----------------- ----------------- ----------------
                                            2005              2004             2005             2004
------------------------------------ ----------------- ----------------- ----------------- ----------------
Emerging Markets                         $8,288,535       $10,810,663      $20,770,456       $ 6,101,398

------------------------------------ ----------------- ----------------- ----------------- ----------------


NOTE B -- INVESTMENT MANAGEMENT AND OTHER SERVICES

         The Fund is advised and managed by Baillie Gifford Overseas Limited (the "Manager"). The Manager, an investment adviser registered with the Securities and Exchange Commission, is a wholly owned subsidiary of Baillie Gifford & Co.

         Under Investment Advisory Agreements between the Manager and the Trust on behalf of the Fund, the Fund pays the Manager a quarterly management fee, in arrears, at 0.50% annual rate of the respective Fund's average net assets (calculated by taking the average of all determinations of net asset value made at the end of each month). For the year ended December 31, 2005, the Fund incurred $840,325 in management fees.

         The Fund has adopted a Shareholder Service Plan providing that the Fund may pay the Manager or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares for services rendered and expenses borne in connection with the provision of personal services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Fund pays the Manager a fee at the annualized rate of 0.25% and 0.10% of the Fund's average daily net assets attributable to Class II and Class III shares, respectively. For the year ended December 31, 2005, the Fund incurred $72,516 and $136,665 in Shareholder Servicing Fees for Class II and Class III shares, respectively.

NOTE C -- INVESTMENT TRANSACTIONS

         Purchases and proceeds from sales of securities (excluding short-term securities) were $76,844,470 and $96,030,595, respectively.

         The gross unrealized appreciation and (depreciation) on investments at December 31, 2005 is as follows:

Gross Unrealized Appreciation                                       $69,997,841
Gross Unrealized (Depreciation)                                      (1,385,664)
                                                                    ------------
   Net Unrealized Appreciation                                      $68,612,177
                                                                    ------------

         The Fund's cost of investments and gross unrealized appreciation (depreciation) at December 31, 2005 for United States federal income tax purposes, were as follows:

------------------------ ------------------ ------------------------- --------------------- -------------------

                         Cost of            Gross                     Gross                 Net Appreciation
Fund                     Investments        Appreciation              Depreciation          (Depreciation)
------------------------ ------------------ ------------------------- --------------------- -------------------
Emerging Markets            $113,884,972        $69,162,531              $(1,394,664)           $67,767,867

------------------------ ------------------ ------------------------- --------------------- -------------------

         The Fund may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter-parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such currencies. At December 31, 2005, the Fund was not a party to any such financial instruments.

NOTE D -- REPURCHASE AGREEMENTS

            A repurchase agreement is the purchase of a security at a specified price with an agreement to sell the same or substantially the same security to the same counterparty at a fixed or determinable price at a future date.
Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller. Repurchase agreements by a Fund of more than seven days duration (or investments in any other securities which are deemed to be illiquid) are not permitted if more than 15% of Fund's net assets would be so invested. At December 31, 2005 the Fund did not have any repurchase agreements outstanding.

NOTE E -- TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                                                              Emerging Markets Fund

                                       Class II Shares                                    Class III Shares
                                      For the Year Ended                                 For the Year Ended
                                      December 31, 2005                                  December 31, 2005
                        -----------------------------------------------    -----------------------------------------------
                               Shares                    Amount                   Shares                   Amount
                        ----------------------    ---------------------    ---------------------    ----------------------
Shares sold                           102,430               $1,995,000                       --              $         --

Purchase premium                           --                   14,923                       --
                                                                                                                   57,746
Shares issued in
reinvestment of
dividends and
distributions                         184,265                3,228,659                  888,396
                                                                                                               15,544,685

Shares redeemed                            --                       --               (1,336,879)              (27,067,669)
                        ----------------------    ---------------------    ---------------------    ----------------------

Net increase
(decrease)                            286,695               $5,238,582                 (448,483)             ($11,465,238)
                        ======================    =====================    =====================    ======================


                                       Class II Shares                                    Class III Shares
                                      For the Year Ended                                 For the Year Ended
                                      December 31, 2004                                  December 31, 2004
                        -----------------------------------------------    -----------------------------------------------
                               Shares                    Amount                   Shares                   Amount
                        ----------------------    ---------------------    ---------------------    ----------------------
Shares sold                         1,919,793              $27,562,277                  974,345               $14,629,424

Purchase premium                           --                   17,449                       --
                                                                                                                   87,747
Shares issued in
reinvestment of
dividends and
distributions                          62,707                  998,699                  504,628
                                                                                                                8,111,524

Shares redeemed                     (581,537)             (10,000,000)                       --                        --
                        ----------------------    ---------------------    ---------------------    ----------------------


Net increase                        1,400,963              $18,578,425                1,478,973               $22,828,695
                        ======================    =====================    =====================    ======================


            At December 31, 2005, Nebraska Investment Council, which is a Nebraska state investment agency located at 941 "O" Street, Suite 500, Lincoln, Nebraska 68506, owned 79.26% of the voting securities of the Fund and the Fire and Police Pension Association of Colorado located at 5290 DTC Parkway, Suite 100, Greenwood Village, Colorado 80111-2721, owned 20.74% of the voting securities of the Fund.

             Report of Independent Registered Public Accounting Firm


The Board of Trustees and Shareholders of
Baillie Gifford Emerging Markets Fund:

We have audited the accompanying statement of assets and liabilities of the Baillie Gifford Emerging Markets Fund (hereafter referred to as the "Fund"), including the portfolio of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of years in the two-year period then ended and for the period from April 4, 2003 (commencement of operations) through December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2005, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of years in the two-year period then ended and for the period from April 4, 2003 through December 31, 2003, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

New York, New York
February 28, 2006

SUPPLEMENTAL INFORMATION (UNAUDITED)

Qualified dividend income of as much as $2,206,613 was taxable to the Fund through December 31, 2005. The Fund intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

In January 2006, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of distributions received by you in the calendar year 2005.

The Fund designates $20,770,456 as a long-term capital gain dividend subject to 15% tax rate.

MANAGEMENT OF THE TRUST

The following tables set forth the Trustees and Officers of the Trust, their principal occupations during the past five years, and certain other information.


------------------------------------------------------------------------------------------------------------------------------------
                         POSITION(S)        LENGTH OF                                                             NUMBER OF FUNDS IN
                         HELD WITH            TIME                                                                    FUND COMPLEX
    NAME AND AGE (1)       TRUST            SERVED(2)      PRINCIPAL OCCUPATION DURING PAST 5 YEARS (3)          OVERSEEN BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
John G. Barrie, Jr.       Trustee           Since 2000     Retired.  Formerly: Assistant Treasurer, Dominion
Age 65                                                     Resources, Inc. (electric and gas utility).                         1

------------------------------------------------------------------------------------------------------------------------------------
John M. Smith             Trustee           Since 2000     Consultant, Board of Directors of certain Guardian
Age 69                                                     Mutual Funds (mutual funds)(4).  Formerly: Executive
                                                           Vice President, Guardian Life Insurance Company;
                                                           Executive Vice President and Director of Guardian
                                                           Insurance and Annuity Company; President and Director               1
                                                           of Guardian Investor Services Corp. (broker-dealer and
                                                           investment adviser); President of GIAC Funds, Inc.
                                                           (mutual funds); Director of Guardian Asset Management
                                                           Corp. and Guardian Baillie Gifford Ltd. (investment
                                                           advisers).
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
R.  Robin  Menzies(5)     Trustee,          Since  2000    Partner,  Baillie  Gifford  &  Co. (investment manager);
Age 53                    Chairman of the                  Director,  Baillie Gifford Overseas Ltd. (investment
                          Board, and                       adviser); Director, Guardian Baillie Gifford Ltd.                   1*
                          President                        (investment adviser); Vice-President, GIAC Funds, Inc.
                                                           and The Park Avenue Portfolio (mutual funds).
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (OTHER THAN OFFICERS WHO ARE ALSO TRUSTEES)
------------------------------------------------------------------------------------------------------------------------------------
Edward H. Hocknell        Vice President    Since 2000     Partner, Baillie Gifford & Co. (investment manager);
Age 45                                                     Director, Baillie Gifford Overseas Limited (investment             N/A
                                                           adviser).    Director,   Guardian   Baillie   Gifford
                                                           Ltd. (investment adviser);  Vice-President,  GIAC Funds,
                                                           Inc. and The Park Avenue Portfolio (mutual funds).
------------------------------------------------------------------------------------------------------------------------------------
Alan Paterson             Vice President    Since 2000     Partner, Baillie Gifford & Co. (investment manager).
Age 38                                                                                                                        N/A

------------------------------------------------------------------------------------------------------------------------------------
Dickson Jackson           Vice President    Since 2005     Head of Institutional Clients Accounting Department,
Age 34                                                     Baillie Gifford & Co. (investment manager); formerly,              N/A
                                                           Treasurer  of  the Trust, 2001 to 2005.
------------------------------------------------------------------------------------------------------------------------------------
Nigel Cessford            Treasurer         Since 2005     Head of Overseas Institutional Clients Accounting
Age 34                                                     Department, Baillie Gifford & Co. (investment manager).            N/A
------------------------------------------------------------------------------------------------------------------------------------
Angus N.G. Macdonald      Secretary         Since 2000     Head of Legal for the Baillie Gifford Group
Age 40                                                     (investment manager).                                              N/A

------------------------------------------------------------------------------------------------------------------------------------
Graham Laybourn           Chief             Since 2005     Compliance Officer, Baillie Gifford & Co. (investment
Age 39                    Compliance                       manager).                                                          N/A
                          Officer
------------------------------------------------------------------------------------------------------------------------------------

(1) The address of each Trustee and Officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.

(2) There is no stated term of office for the Trustees. The Chairman of the Board, President, Secretary, and Treasurer of the Trust are elected annually by the Trustees. Other Officers may be elected or appointed by the Trustees at any time.

(3) Previous positions during the past five years with Baillie Gifford & Co., Baillie Gifford Overseas Limited, and Baillie Gifford Group are omitted if not materially different from the positions listed.

(4) Mr. Smith serves as a consultant to the Boards of Directors of the following Guardian Mutual Funds: The Park Avenue Portfolio (includes 13 investment series); GIAC Funds, Inc. (3 series); The Guardian Bond Fund, Inc. (1 series); The Guardian Cash Fund, Inc. (1 series); and The Guardian Variable Contract Funds, Inc. (7 series)

(5) Mr. Menzies is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his involvement with Baillie Gifford Overseas Limited.

* Mr. Menzies serves as an officer of 16 portfolios in the Guardian Funds fund complex, which includes GIAC Funds, Inc., Guardian Variable Contract Funds, Inc., Guardian Bond Fund, Inc., Guardian Cash Fund, Inc. and the Park Avenue Portfolio. An affiliate of (BGO/the Investment Manager) serves as investment adviser to certain Portfolios in the Guardian Funds fund complex.

ITEM 2. CODE OF ETHICS.

(a) As of December 31, 2005, the registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)  Not applicable.

(f)  The registrant's Code of Ethics is attached hereto as an exhibit.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Mr. John G. Barrie, Jr., a member of the Board's Audit Oversight Committee, is an audit committee financial expert. Mr. Barrie is "independent" for purposes of this Item 3 of Form N-CSR. Mr. Barrie formerly served in various supervisory and managerial positions in accounting and finance at Dominion Resources, Inc. and affiliates. In these positions, Mr. Barrie was extensively involved in the preparation, analysis and use of corporate financial statements. In the capacity of Assistant Treasurer of Dominion Resources, Inc., Mr. Barrie had principal responsibility for administering the investment of over $1 billion of retirement plan assets, and was involved with internal and external auditors in establishing internal controls and procedures relating to the administration and reporting of retirement plan investments.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (d)
Fees for Services Rendered to the Registrant
--------------------------------------------------------------------------------
FISCAL YEAR   AUDIT FEES        AUDIT-RELATED FEES     TAX FEES   ALL OTHER FEES
--------------------------------------------------------------------------------
2004          $55,000           $0                     $17,350    $0
--------------------------------------------------------------------------------
2005*         $32,500           $0                     $36,000    $0
--------------------------------------------------------------------------------

*Amounts for Tax Fees shown above for 2005 related to the registrant's Emerging Markets Fund and International Equity Fund. The International Equity Fund was liquidated on November 22, 2005. Amounts for Audit Fees for 2005 relate only to the Emerging Markets Fund.

Tax Fees include amounts for services rendered to the registrant for tax compliance, tax planning and tax advice, including tax return preparation and review of and participation in determining required income and capital gains distributions.

There was (pound) 12,000 billed in 2005 and (pound) 12,000 billed in 2004 by the registrant's accountants for services rendered in connection with reports on the internal control procedures of the investment management operations of Baillie Gifford Overseas Limited ("BGO"), the registrant's investment adviser, Baillie Gifford & Co. ("BG & Co."), the parent company of BGO, and certain other affiliates. The engagements, which were between the registrant's accountant and BG & Co., were approved pursuant to paragraph (c) (7) (ii) of Rule 2-01 of Regulations S-X.

(e) (1) Engagements that are required to be pre-approved by the registrant's Audit Oversight Committee may be pre-approved (i) at any regular or special meeting of the Committee or (ii) by the Chairman of the Committee or any other member of the Committee who is an independent trustee of the registrant if the estimated dollar amount of the fee for the particular service does not exceed a certain threshold.

(e) (2) Not applicable.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant and rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

2004:    $55,247

2005:    $53,600

The amounts included above for non-audit services rendered to the registrant's investment adviser relate to its fiscal year ended March 31. Such amounts do not include the fees billed by the registrant's accountants to BG & Co. for the internal controls report described above. Such fees were (pound) 12,000 for 2005 and (pound) 12,000 for 2004.

(h) In evaluating the independence of the registrant's accountant, the Audit Oversight Committee of the registrant's Board of Trustees considered the provision of non-audit services rendered to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal quarter of the second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a)(1) Code of Ethics

(a)(2) A separate certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)). Attached hereto.

(a)(3) Not applicable.

(b) Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BAILLIE GIFFORD FUNDS

By       /s/ R ROBIN MENZIES
    --------------------------------
         R Robin Menzies, President

Date     MARCH 6, 2006
    --------------------------------

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ R ROBIN MENZIES
    --------------------------------
         R Robin Menzies, President

Date     MARCH 6, 2006

By       /s/ NIGEL CESSFORD
    --------------------------------
         Nigel Cessford, Treasurer

Date     MARCH 6, 2006
    --------------------------------